Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2025		Apr. 30, 2025		Oct. 31, 2024
Assets:
Precious metals		$ 5,832		$ 5,971		$ 2,540
Trading assets
Loans		8,097		7,841		7,649
Securities		125,442		118,302		119,912
Other		2,946		2,844		2,166
Derivative financial instruments
Derivative Financial Assets		43,801		47,937		44,379
Liabilities:
Deposits	[1]	946,842		945,843		943,849
Financial liabilities designated at fair value through profit or loss		43,536		39,127		36,341
Obligations related to securities sold short		34,675		36,543		35,042
Derivative financial instruments
Derivative Financial Liabilities		52,916		61,933		51,260
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	5,832		5,971		2,540
Trading assets
Assets		136,485		128,987		129,727
Investment securities
Investment securities		124,228	[3]	127,837	[3]	123,420	[4]
Derivative financial instruments
Derivative Financial Assets		43,801		47,937		44,379
Liabilities:
Deposits	[5]	272		191		193
Financial liabilities designated at fair value through profit or loss		43,536		39,127		36,341
Obligations related to securities sold short		34,675		36,543		35,042
Derivative financial instruments
Derivative Financial Liabilities		52,916		61,933		51,260
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,097		7,841		7,649
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		18,705		15,933		14,971
Investment securities
Investment securities		22,720	[3]	22,150	[3]	21,540	[4]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,840		10,305		8,413
Investment securities
Investment securities		20,375	[3]	22,014	[3]	17,525	[4]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		12,156		9,155		15,050
Investment securities
Investment securities		49,475	[3]	49,521	[3]	46,376	[4]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,318		11,278		10,354
Investment securities
Investment securities		25,741	[3]	28,355	[3]	29,286	[4]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		9,689		10,543		11,934
Investment securities
Investment securities		3,449	[3]	3,472	[3]	3,527	[4]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		62,734		61,088		59,190
Investment securities
Investment securities		2,468	[3]	2,325	[3]	5,166	[4]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,946		2,844		2,166
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,781		10,990		11,584
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,443		29,170		26,004
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		5,706		4,379		4,507
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		234		358		182
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,637		3,040		2,102
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,647		17,874		17,908
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24,288		32,294		25,900
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		8,317		7,922		4,845
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26		22		47
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,638		3,821		2,560
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		101,474		95,353		96,950
Investment securities
Investment securities		75,928	[3]	76,909	[3]	72,617	[4]
Derivative financial instruments
Derivative Financial Assets		636		232		150
Liabilities:
Obligations related to securities sold short		29,778		30,477		30,721
Derivative financial instruments
Derivative Financial Liabilities		732		506		139
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,742		13,415		11,229
Investment securities
Investment securities		14,691	[3]	14,649	[3]	12,739	[4]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		7,835		7,416		6,228
Investment securities
Investment securities		15,421	[3]	15,736	[3]	12,823	[4]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		12,156		9,155		15,050
Investment securities
Investment securities		42,584	[3]	42,374	[3]	39,999	[4]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		916		1,436		422
Investment securities
Investment securities		2,997	[3]	3,861	[3]	3,940	[4]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,720		3,156		4,940
Investment securities
Investment securities		135	[3]	194	[3]	133	[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		62,105		60,775		59,081
Investment securities
Investment securities		100	[3]	95	[3]	2,983	[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		636		232		150
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		732		506		139
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	5,832		5,971		2,540
Trading assets
Assets		34,827		33,625		32,752
Investment securities
Investment securities		46,223	[3]	48,940	[3]	48,902	[4]
Derivative financial instruments
Derivative Financial Assets		43,116		47,649		44,176
Liabilities:
Deposits	[5]	272		191		193
Financial liabilities designated at fair value through profit or loss		43,536		39,127		36,341
Obligations related to securities sold short		4,897		6,066		4,319
Derivative financial instruments
Derivative Financial Liabilities		52,133		61,363		51,078
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,918		7,840		7,649
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,963		2,518		3,742
Investment securities
Investment securities		8,029	[3]	7,501	[3]	8,801	[4]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,005		2,889		2,185
Investment securities
Investment securities		4,954	[3]	6,278	[3]	4,702	[4]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities		6,891	[3]	7,147	[3]	6,377	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,402		9,842		9,932
Investment securities
Investment securities		22,744	[3]	24,494	[3]	25,346	[4]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		6,969		7,387		6,990
Investment securities
Investment securities		3,282	[3]	3,243	[3]	3,359	[4]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		624		305		88
Investment securities
Investment securities		323	[3]	277	[3]	317	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,946		2,844		2,166
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,779		10,988		11,584
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,443		29,169		26,004
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		5,037		4,102		4,313
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		233		357		180
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,624		3,033		2,095
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,645		17,861		17,895
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24,288		32,294		25,900
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7,547		7,378		4,687
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25		22		46
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,628		3,808		2,550
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		184		9		25
Investment securities
Investment securities		2,077	[3]	1,988	[3]	1,901	[4]
Derivative financial instruments
Derivative Financial Assets		49		56		53
Liabilities:
Obligations related to securities sold short						2
Derivative financial instruments
Derivative Financial Liabilities		51		64		43
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		179		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities						4
Investment securities
Investment securities		32	[3]	35	[3]	35	[4]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		5		8		21
Investment securities
Investment securities		2,045	[3]	1,953	[3]	1,866	[4]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2		2
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		33		45		44
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1		1		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13		7		7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2		13		13
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		0
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38		38		19
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1				1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 10		$ 13		$ 10

[1]	Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $24,923 (April 30, 2025 – $26,454).
[4]	Excludes debt investment securities measured at amortized cost of $29,412
[5]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.